UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 79,866	$ 7,685	$ 25,843
Accounts receivable, net of allowance of doubtful accounts of $5,694 and $741, respectively	27,644	29,346	6,832
Inventory, net	4,019	3,865	2,715
Prepaid expenses and other current assets	2,288	2,487	1,936
Total current assets	113,817	43,383	37,326
Property and equipment, net	3,300	2,382	1,714
Right-of-use asset	3,217	2,899	0
Other long-term assets	354	2,706	311
Total assets	120,688	51,370	39,351
Current liabilities:
Accounts payable	9,362	5,809	1,618
Current portion of term loan	57,677	53,360	24,140
Current portion of lease liabilities	873	905	0
Accrued expenses and other current liabilities	19,316	15,793	5,853
Total current liabilities	87,228	75,867	31,611
Convertible notes payable, net of discounts		3,103	2,003
Public warrant liabilities	12,018
Revenue Interest Financing liability	36,600
Earn-out liabilities	28,710
Lease liabilities, net of current portion	2,514	2,163	0
Other liabilities	6,374	2,551	900
Total liabilities	173,444	83,684	34,514
Commitments and Contingencies (Note 16)
Legacy convertible preferred stock (Note 12)	0	0	0
Stockholders' deficit:
Preferred stock, $0.0001 par value — 100,000,000 shares authorized as of September 30, 2023; and no shares issued and outstanding as of September 30, 2023 and December 31, 2022	0	0
Common stock, $0.0001 par value — 1,000,000,000 shares authorized as of September 30, 2023; and 47,460,941 and 27,079,856 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively	5	3	3
Additional paid-in capital	140,858	99,875	99,282
Accumulated deficit	(193,619)	(132,192)	(94,448)
Total stockholders' deficit	(52,756)	(32,314)	4,837
Total liabilities and stockholders' deficit	$ 120,688	$ 51,370	$ 39,351